Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents
Detail of cash and cash equivalents
Cash and cash equivalent break down as follows:

	As of December 31,
(in thousands of euros)	2023	2022
Cash and bank accounts	75,283	38,576
Short-term bank deposits	—	2,813
Net cash and cash equivalents	75,283	41,388